Investments in Joint Ventures (Details) - Schedule of results of operations of the joint ventures (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Revenue and Expenses
Revenues	$ 612.8	$ 562.5	$ 478.9
Expenses	315.8	309.6	273.5
Excess of revenues over expenses	$ 297.0	$ 252.9	$ 205.4